GOING CONCERN	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
GOING CONCERN

NOTE 2. GOING CONCERN

As of March 31, 2025, the Company had cash and cash equivalents of approximately $1.7 million and total current liabilities of approximately $1.1 million. For the year ended March 31, 2025, the Company is reporting a net loss of approximately $6.8 million, and cash used in operating activities of approximately $5.5 million. The Company’s cash and cash equivalents balance is decreasing, and the Company did not generate positive cash flows from operations for the fiscal year ended March 31, 2025 (“Fiscal 2025”).

Due to the Company’s future funding needs for clinical development of its programs as well as the current capital raising market for biotechnology companies, during Fiscal 2024, the Company made the decision to discontinue further clinical development of its iNKT program and temporarily pause further accrual to its sponsored adenosine program for both PORT-6 and PORT-7. The Company is exploring strategic alternatives, which may include finding a partner for one or more of its assets, a sale of our company, a merger, restructurings, both in and out of court, company wind down, further financing efforts or other strategic action.

In March 2025, Portage resumed patient enrollment into the final cohort arm of PORT-6 as part of the Phase 1a ADPORT-601 clinical trial, following a prior pause due to funding constraints. This decision reflects the favorable safety and preliminary activity signals observed in earlier dose cohorts. In April 2025, we announced confirmatory preclinical results in mesothelioma with our PORT-7 compound, supporting advancement of this indication in its first-in-human trial of PORT-7. Upon completion of the PORT-6 cohort, Portage will evaluate advancement of this trial and the PORT-7 monotherapy and PORT-6 + PORT-7 combination arms, but remain on pause at this time.

The Company has incurred significant operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The losses result primarily from its conduct of research and development activities.

The Company historically has funded its operations principally from proceeds from issuances of equity and debt securities. The Company will require significant additional capital to make the investments it needs to execute its longer-term business plan, beyond the potential proceeds that could be reasonably generated from its ATM program given the Company’s current trading volume on Nasdaq. The Company’s ability to successfully raise sufficient funds through the sale of debt or equity securities when needed is subject to many risks and uncertainties and, future equity issuances would result in dilution to existing stockholders and any future debt securities may contain covenants that limit the Company's operations or ability to enter into certain transactions. See Note 10, “Capital Stock and Reserves,” for a further discussion.

There can be no assurance that the Company’s evaluation of strategic alternatives will result in any agreements or transactions, or that, if completed, any agreements or transactions will be successful or on attractive terms. Any potential transaction would be dependent on a number of factors that may be beyond the Company’s control, including, among other things, market conditions, industry trends, the interest of third parties in a potential transaction with the Company and the availability of financing to the Company or third parties in a potential transaction with the Company on reasonable terms. The process of reviewing strategic alternatives may require the Company to incur additional costs and expenses. It could negatively impact the Company’s ability to attract, retain and motivate key employees, and expose the Company to potential litigation in connection with this process or any resulting transaction. If the Company is unable to effectively manage the process, the Company’s financial condition and results of operations could be adversely affected. In addition, any strategic alternative that may be pursued and completed ultimately may not deliver the anticipated benefits or enhance shareholder value. There can be no guarantee that the process of evaluating strategic alternatives will result in the Company entering into or completing a potential transaction within the anticipated timing or at all. There is no set timetable for this evaluation and the Company does not intend to disclose developments with respect to this evaluation unless and until the Company determines that further disclosure is appropriate or legally required.

Based on the Company’s most recent projected cash flows, the Company believes that its cash and cash equivalents of $0.6 million as of July 21, 2025 and the proceeds of up to $3,377,250 the Company may receive from the sale of additional shares of the Company’s ordinary shares in “at-the-market” transactions through a Sales Agreement with Rodman & Renshaw LLC (“Rodman”) as a sales agent, would not be sufficient to satisfy the Company’s anticipated operating and other funding requirements and raise significant doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements.